Corporate information	3 Months Ended
Mar. 31, 2026
Corporate information [Abstract]
Corporate information
1.	Corporate information

GH Research PLC (the “Company”) was incorporated on March 29, 2021. The registered office of the Company is located at Joshua Dawson House, Dawson Street, Dublin 2, Ireland. The Company and its subsidiary, GH Research Ireland Limited, form the GH Research Group (the “Group” or “GH Research”).

The Company is a clinical-stage biopharmaceutical company dedicated to transforming the lives of patients by developing a practice-changing treatment in depression. Its initial focus is on developing the novel and proprietary mebufotenin therapies for the treatment of patients with Treatment Resistant Depression, or TRD. Its portfolio currently includes GH001, a proprietary inhalable mebufotenin product candidate, and GH002, a proprietary intravenous mebufotenin product candidate.

These unaudited condensed consolidated interim financial statements were presented to the board of directors and approved by them for issue on May 14, 2026.